Average Annual Total Returns - Invesco SP 500 Enhanced Value ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500 Enhanced Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		S&P 500 Enhanced Value Index (reflects no deduction for fees, expenses or taxes) Since Inception		S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Oct. 09, 2015	28.97%	12.84%	28.23%	12.28%	17.59%	10.11%	29.22%	[1]	13.08%	[1]	31.49%	14.13%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.